Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Current and Non Current Provisions

	As at March 31,
	2021 Non-Current	2021 Current	2021 Total	2022 Non-Current	2022 Current	2022 Total	2022 Non-Current	2022 Current	2022 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Provision for employee benefits	117	1,545	1,662	104	1774	1,878	1	24	25
Provision for restoration, rehabilitation and environmental costs	29,737	275	30,012	32,178	278	32,456	424	4	428
Other provisions	—	558	558	—	1,098	1,098	—	14	14

Total	29,854	2,378	32,232	32,282	3,150	35,432	425	42	467

Summary of Provisions

	Restoration, rehabilitation and environmental costs (a)	Others (b)
	( ₹ in million)	( ₹ in million)
As at April 1, 2020	26,760	541
Additions	2,701	17
Utilised	(24)	—
Unused amounts reversed	(243)	—
Unwinding of discount	721	—
Revision in estimates	(122)	—
Exchange differences	219	—

As at March 31, 2021	30,012	558

	Restoration, rehabilitation and environmental costs (a)	Others (b)	Restoration, rehabilitation and environmental costs	Others
	( ₹ in million)	( ₹ in million)	US dollars in million)	(US dollars in million)
As at April 1, 2021	30,012	558	396	7
Additions	350	540	5	7
Utilised	(45)	—	(1)	—
Unwinding of discount	777	—	10	—
Revision in estimates	539	—	7	—
Exchange differences	823	—	11	—

As at March 31, 2022	32,456	1,098	428	14

(a) Restoration, rehabilitation and environmental costs
An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production from a producing field.
The provisions for restoration, rehabilitation and environmental liabilities represent the management’s best estimate of the costs which will be incurred in the future to meet the Group’s obligations under existing Indian, Australian, Namibian, South African and Irish law and the terms of the Group’s exploration and other licences and contractual arrangements.
Within India, the principal restoration and rehabilitation provisions are recorded within Oil and Gas division where a legal obligation exists relating to the oil and gas fields and where costs are expected to be incurred in restoring the site of production facilities at the end of the producing life of an oil field. The Group recognises the full cost of site restoration as a liability when the obligation to rectify environmental damage arises.
These amounts are calculated by considering discount rates within the range of 2% to 10% and become payable on closure of mines and are expected to be incurred over a period of one to thirty years.
The lower range of discount rate is at Oil and Gas and Zinc international operations in Ireland and higher range is at Zinc International operations in African
c
ountries.
(b) Other provisions
Other provisions include provision for disputed cases and claims.